Employee Benefit Plans (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Pension Plan
Employee benefit plans
Contribution made by the entity under the pension plan	$ 100,000	$ 200,000	$ 200,000
401 (k) Plan
Employee benefit plans
Matching contribution by employer as a percentage of the employee's deferral	100.00%
Matching contribution by employer as a percentage of U.S. employee's qualifying compensation	6.00%
Statutorily prescribed annual limit of contributions made by an employee before attaining specified age	16,500
Statutorily prescribed annual limit of contributions made by an employee after attaining specified age	22,000
Specified age limit of employees for calculation of statutorily prescribed annual limit of contribution	50
Contribution made by the entity under the 401(k) Plan	$ 100,000	$ 100,000	$ 100,000